Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Share Capital	Share Premium account	Capital redemption reserve	Merger reserve	Other reserves	Retained earnings	Total attributable to owners	Non-controlling interests	Total
Equity at beginning of period at Dec. 31, 2021		$ 387	$ 35,126	$ 153	$ 448	$ 1,444	$ 1,710	$ 39,268	$ 19	$ 39,287
Profit for the period							3,288	3,288	5	3,293
Other comprehensive income/(expense)	[1]						(875)	(875)	(3)	(878)
Transfer to other reserves						24	(24)
Dividends							(4,485)	(4,485)		(4,485)
Issue of Ordinary Shares			29					29		29
Share-based payments charge for the period							619	619		619
Settlement of share plan awards							(807)	(807)		(807)
Net movement			29			24	(2,284)	(2,231)	2	(2,229)
Equity at end of period at Dec. 31, 2022		387	35,155	153	448	1,468	(574)	37,037	21	37,058
Profit for the period							5,955	5,955	6	5,961
Other comprehensive income/(expense)	[1]						733	733		733
Transfer to other reserves						(4)	4
Dividends							(4,487)	(4,487)		(4,487)
Dividends paid to non-controlling interests									(4)	(4)
Issue of Ordinary Shares		1	33					34		34
Share-based payments charge for the period							579	579		579
Settlement of share plan awards							(708)	(708)		(708)
Net movement		1	33			(4)	2,076	2,106	2	2,108
Equity at end of period at Dec. 31, 2023		388	35,188	153	448	1,464	1,502	39,143	23	39,166
Profit for the period							7,035	7,035	6	7,041
Other comprehensive income/(expense)	[1]						(799)	(799)	(1)	(800)
Transfer to other reserves	[2]					15	(15)
Dividends							(4,602)	(4,602)		(4,602)
Dividends paid to non-controlling interests									(4)	(4)
Issue of Ordinary Shares			38					38		38
Changes in non-controlling interest									61	61
Movement in shares held by Employee Benefit Trusts						(68)		(68)		(68)
Share-based payments charge for the period							660	660		660
Settlement of share plan awards							(621)	(621)		(621)
Net movement			38			(53)	1,658	1,643	62	1,705
Equity at end of period at Dec. 31, 2024		$ 388	$ 35,226	$ 153	$ 448	$ 1,411	$ 3,160	$ 40,786	$ 85	$ 40,871

[1]	Included within Other comprehensive expense of $800m (2023: income of $733m; 2022: expense of $878m) is a charge of $21m (2023: $19m; 2022: $7m), relating to Costs of hedging.
[2]	Amounts charged or credited to other reserves relate to exchange adjustments arising on goodwill and movements in shares held by Employee Benefit Trusts.